                     AIM GLOBAL AGGRESSIVE GROWTH FUND
                          AIM GLOBAL GROWTH FUND
                          AIM GLOBAL INCOME FUND

           (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

                 Supplement dated November 17, 1995 to the
          Prospectus dated March 1, 1995, as revised May 2, 1995,
        and as supplemented September 20, 1995 and October 26, 1995

This Supplement replaces in its entirety the "Supplement dated September 20, 1995 to the Prospectus dated March 1, 1995 as revised May 2, 1995" and the "Supplement dated October 26, 1995 to the Prospectus dated March 1, 1995, as revised May 2, 1995 and as supplemented September 20, 1995."

The section under the caption "Management - Portfolio Management" on pages 16-17 of the Prospectus is revised to read in its entirety as follows:

     "PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all of its accounts, including the Funds. AIM's investment staff consists of 87 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team who are primarily responsible for the day-to-day management of each of the Funds and their titles, if any, with AIM or its affiliates and the Company, the length of time they have been responsible for the management of the Funds, their years of experience and their prior experience are shown below:

     A. Dale Griffin, III, Robert M. Kippes, Paul A. Rogge, Dominic H. R. Moross and Barrett K. Sides are responsible for the day-to-day management of the AGGRESSIVE GROWTH FUND. Mr. Griffin is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly-owned subsidiary of AIM, and has been responsible for the Fund since its inception in 1994. Mr. Griffin has been associated with AIM since 1989 and has a total of 8 years of experience as an investment professional. Mr. Kippes is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1994. Mr. Kippes has been associated with AIM since 1989 and has a total of 6 years of experience as an investment professional. Mr. Rogge is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1994. Mr. Rogge has been associated with AIM since 1991 and has a total of 5 years of experience as an investment professional. Prior to joining AIM, he was assistant portfolio manager at Commerce Investment Management and global strategy analyst with Union Bank of Switzerland. Mr. Moross is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. Mr. Moross has been associated with AIM since 1993 and has a total of 2 years of experience as an investment professional. Prior to joining AIM, he was a management graduate trainee with Maxwell Communications PLC. Mr. Sides is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. Mr. Sides has been associated with AIM since 1990 and has a total of 6 years of experience as an investment professional.

     A. Dale Griffin, III, Paul A. Rogge, Jonathan C. Schoolar, Dominic H. R. Moross and Barrett K. Sides are responsible for the day-to-day management of the GROWTH FUND. Background information for Mr. Griffin, Mr. Rogge, Mr. Moross and Mr. Sides is discussed above with respect to the management of Aggressive Growth Fund. Mr. Griffin and Mr. Rogge have been responsible for the Fund since its inception in 1994. Mr. Moross and Mr. Sides have been responsible for the Fund since 1995. Mr. Schoolar is Senior Vice President and Director of AIM Capital, Vice President of AIM, Vice President of the Company and has been responsible for the Fund since its inception in 1994. Mr. Schoolar has been associated with AIM since 1986 and has a total of 12 years of experience as an investment professional.

     Robert G. Alley, John L. Pessarra and Carolyn L. Gibbs are responsible for the day-to-day management of the INCOME FUND. Mr. Alley is Senior Vice President of AIM Capital, Vice President of AIM, Vice President of the Company and has been responsible for the Fund since its inception in 1994. Mr. Alley has been associated with AIM since 1992 and has a total of 23 years of experience as an investment professional. Prior to joining AIM, he was senior fixed income manager for Waddell & Reed, Inc. Mr. Pessarra is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1994. Mr. Pessara has been associated with AIM since 1990 and has a total of 11 years of experience as an investment professional. Ms. Gibbs is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. Ms. Gibbs has been associated with AIM since 1992 and has a total of 11 years of experience as an investment professional. Prior to joining AIM, she was a financial analyst for Northwest Airlines."

The section under the caption "Introduction To The AIM Family of
Funds(R)" (page A-1) is revised to reflect that the name of AIM
Government Securities Fund has been changed to AIM Intermediate Government
Fund.

The sections under the captions "Timing of Purchase Orders" (page A-4), "Exchange Privilege - Terms and Conditions of Exchanges" (page A-11) and "Redemptions by Mail" (page A-13) are revised to reflect that redemptions or exchanges of shares purchased by check may not be processed until it is determined that the check has cleared, which may take up to ten business days.

The section under the caption "Table of Fees and Expenses" on page 4 relating to Annual Fund Operating Expenses for the AIM GLOBAL GROWTH FUND ("GROWTH FUND") has been revised to read in its entirety as follows:

                                                                  "      GROWTH FUND
                                                                  ----------------------
                                                                  CLASS A        CLASS B
                                                                  -------        -------
     Annual Fund Operating Expenses (as a % of average net
         assets)
         Management fees*** (after fee waivers). . . .              .71%           .71%
         Rule 12b-1 distribution plan payments . . . .              .50%          1.00%
         Other expenses. . . . . . . . . . . . . . . .             1.03%          1.03%
                                                                  ------         -------
              Total fund operating expenses. . . . . .             2.24%          2.74%
                                                                  ======         =======

*** If no waivers were projected on the GROWTH FUND and INCOME FUND, management fees would be 0.85% and 0.70%, respectively."

The section under the caption "Table of Fees and Expenses - Examples" on page 4-5 relating to the GROWTH FUND is revised to read in its entirety as follows:

"EXAMPLES. An investor in each of the Funds would pay the following expenses on a $1,000 investment in Class A shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                               GROWTH
                                                FUND
                                               ------
              1 year . . . . . . . . . . .       $ 69
              3 years. . . . . . . . . . .       $114 "

     "An investor in each of the Funds would pay the following expenses on a $1,000 investment in Class B shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                               GROWTH
                                                FUND
                                               ------
                1 year . . . . . . . . . .      $ 78
                3 years. . . . . . . . . .      $115

     An investor in each of the Funds would pay the following expenses on the same $1,000 investment in Class B shares, assuming no redemption at the end of each time period:

                                               GROWTH
                                                FUND
                                               ------
                1 year . . . . . . . . . .      $28
                3 years. . . . . . . . . .      $85  "

The third paragraph under the caption "Multiple Distribution System" on page 2 of the Prospectus is revised to read in its entirety as follows:

     "Class B Shares - Shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years of the date on which a purchase was made. Class B shares automatically convert to Class A shares of the same Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares."

The second and third sentences of the paragraph under the caption "Exchange Privilege" on page 3 of the Prospectus are deleted and replaced by the following:

     "Class A and Class B shares of the Funds may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein."

The second paragraph under the caption "Redeeming Shares" on page 3 of the Prospectus is revised to read in its entirety as follows:

     "Holders of Class B shares may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years following the date on which a purchase was made. Class B shares redeemed after six years following the date of purchase will not be subject to any contingent deferred sales charge. See "How to Redeem Shares - Multiple Distribution System."

The sections under the captions "Table of Fees and Expenses" (page 4) and "Sales Charges and Dealer Concessions - Group I" and "- Group II," (page A-3), are revised to reflect that there is no initial sales charge on purchases of $1 million or more, but that such purchases are subject to a 1% contingent deferred sales charge if shares are redeemed prior to 18 months from the date of purchase.

The fifth sentence of the second paragraph under the caption "How to Purchase Shares - How to Open an Account" on page A-1 of the Prospectus is revised to read in its entirety as follows:

      "The minimum initial investment for an IRA account is $250."

The following new sentence is added at the end of the third paragraph under the caption "Sales Charges and Dealer Concessions - All Groups of AIM Funds" on page A-4 of the Prospectus:

     "AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of shares which normally involve payment of initial sales charges, and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to .10% of such purchases of shares of AIM LIMITED MATURITY TREASURY SHARES, and in an amount up to .25% of such purchases of shares of AIM TAX-FREE INTERMEDIATE SHARES."

The sections under the captions "Sales Charges and Dealer Concessions - Special Information Relating to Multiple Class Funds" (page A-4) and "How to Redeem Shares - Multiple Distribution System" (page A-12) are revised to reflect that the contingent deferred sales charge will be applied on Class B shares redeemed prior to six years from the date of purchase.

The fourth sentence of the paragraph under the caption "Special Plans - Automatic Dividend Investment Plan" on page A-9 of the Prospectus is revised to read in its entirety as follows:

     "In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund."

The sixth sentence of the paragraph under the caption "Special Plans - Automatic Dividend Investment Plan" on page A-9 of the Prospectus is revised to read in its entirety as follows:

     "An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500."

The discussions regarding exchanges involving dollar cost averaging under the captions "Special Information Relating to Multiple Class Fund - Class A shares (page A-4) and "Special Plans - Dollar Cost Averaging (page A-4) are revised to reflect that the exchange must meet the requirements described under the caption "Exchange Privilege - Terms and Conditions of Exchanges.''

The fifth sentence of the first paragraph and the accompanying cross-reference under the caption "Exchange Privilege - Terms and Conditions of Exchanges" (page A-10) are deleted in their entirety.

The first sentence of the second paragraph under the caption "Exchange Privilege - Terms and Conditions of Exchanges" on page A-10 of the Prospectus is revised to read in its entirety as follows:

     "Shares of any AIM Fund may be exchanged for shares of any other AIM
     Fund, except that (i) Load Fund share purchases of $1 million or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH
     FUND; (ii) Lower Load Fund share purchases of $1 million or more and No Load Fund purchases may be exchanged for Load Fund shares in amounts of $1 million or more which will then be subject to a contingent deferred sales charge; however, for purposes of calculating the contingent deferred sales charge on the Load shares acquired, the 18-month period shall be computed from the date of such exchange; (iii) Class A shares and shares of all other AIM Funds may not be exchanged for Class B shares;
     (iv) Class B shares may be exchanged only for Class B shares; and
     (v) Class C shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B shares. For shares initially purchased prior to November 20, 1995, these exchange conditions will apply effective January 16, 1996."

The first paragraph under the caption "How to Redeem Shares - Contingent Deferred Sales Charge Program for Large Purchases" (page A-13) is revised to read in its entirety as follows:

     "Except for purchases of Class B shares of a Multiple Class Fund and purchases of shares of the No Loan Funds and Lower Load Funds, a contingent deferred sales charge of 1% applies to purchases of $1 million or more that are redeemed within 18 months of the date of purchase. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds - Sales Charges and Dealer Consessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and captial gain distributions) or the total original cost of such shares.
     In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts reprenting increases from capital appreciation), and then other shares are redeemed in the order of purchase. For purposes of computing this 18-month period (i) shares of any Load Fund or Class C shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and
     (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exhcanged shares were held. The charge will be waived in the following circumstances:"